Investment Objectives and Goals	Aug. 31, 2026
Genter Capital Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Genter Capital Dividend Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Genter Capital Dividend Income ETF (the “Fund”) seeks current income and long-term capital appreciation.
Genter Capital International Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Genter Capital International Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Genter Capital International Dividend ETF’s investment objective is to seek current income and long-term capital appreciation.
Genter Capital Municipal Quality Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Genter Capital Municipal Quality Intermediate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Genter Capital Municipal Quality Intermediate ETF (the “Fund”) seeks current income free from federal income tax
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Genter Capital Taxable Quality Intermediate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Genter Capital Taxable Quality Intermediate ETF (the “Fund”) seeks current income with limited risk to principal
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.